SHARE-BASED COMPENSATION (Tables)	12 Months Ended
Dec. 31, 2019
Share-based Payment Arrangement [Abstract]
Schedule of Stock Option Activity Granted to Employees
A summary of the activity in options granted to employees for the year ended December 31, 2019 is as follows, as adjusted for the reverse stock split:

	Amount of Options	Weighted average exercise price	Aggregate intrinsic value
			(U.S. $ in thousands)
Balance as of January 1, 2019	6,750,259	$1.77
Granted	2,947,691	$18.66
Exercised	(1,674,044)	$1.38
Forfeited	(516,095)	$6.38
Balance as of December 31, 2019	7,507,811	$8.17	$77,930
Exercisable as of December 31, 2019	3,256,572	$1.70	$51,821

Schedule of Options Activity

A summary of the Company’s options activity for the year ended December 31, 2017, 2018 and 2019 is as follows:

	December 31,
	2017	2018	2019
		(U.S. $ in thousands)
Cost of revenues	$332	$634	$1,514
Research and development	660	731	2,370
Sales and marketing	765	1,458	4,849
General and administrative	353	358	2,194
Total share-based compensation expense	$2,110	$3,181	$10,927

Schedule of Assumptions of Fair Value of Stock Options Granted Estimated Using the Black-Scholes Option-pricing Model

The fair value of stock options granted was estimated using the Black-Scholes option-pricing model. The assumptions used to value options granted during 2019 were as follows:

Risk-free interest rate	1.53%-2.63%
Expected option term (years)	5.5-7.0
Expected share price volatility	50.4%-65.9%
Dividend yield	0%
Weighted average grant date fair value	9.63

Schedule of Outstanding and Exercisable Options Granted
The following table summarizes the Company’s outstanding and exercisable options granted as of December 31, 2019, as adjusted for the reverse stock split:

Exercise Price	Options outstanding as of December 31, 2019	Weighted average remaining contractual term	Options exercisable as of December 31, 2019	Weighted average remaining contractual term
		(years)		(years)
$0.004	22,668	7.3	22,668	7.3
$0.60	23,332	8.6	23,332	8.6
$0.64	149,072	9.5	149,072	9.5
$0.80	99,168	10.4	99,168	10.4
$0.89	33,332	11.1	33,332	11.1
$1.41	3,310,990	10.3	2,551,160	10.8
$1.76	740,039	8.2	246,948	8.1
$7.55	315,159	8.7	77,291	8.7
$8.51	341,768	9.0	33,268	8.8
$16.68	891,886	9.6	-	-
$19.21	465,261	9.7	-	-
$22.70	1,004,376	9.2	20,333	8.8
$29.74	110,760	9.5	-	-
	7,507,811	9.7	3,256,572	10.4